Taxation - Net deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Deferred tax assets	$ 150	$ 143
Deferred tax liabilities	(2,944)	(2,947)
Net deferred tax liabilities	$ (2,794)	$ (2,804)	$ (2,573)